Share Based Compensation - Stock Option Activity (Details) Option in Thousands	12 Months Ended
	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares
Number
Outstanding, beginning of year | Option	21,068	37,090
Granted | Option	1,610	2,191
Exercised as options for common shares | Option	(4,611)	(13,158)
Forfeited/expired | Option	(1,031)	(5,055)
Outstanding, end of year | Option	17,036	21,068
Exercisable, end of year | Option	14,300	16,407
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 38.55	$ 38.39
Granted | $ / shares	44.56	37.22
Exercised as options for common shares | $ / shares	37.11	37.69
Forfeited/expired | $ / shares	41.77	38.99
Outstanding, end of year | $ / shares	39.32	38.55
Exercisable, end of year | $ / shares	$ 39.61	$ 40.19